Loss Before Tax	12 Months Ended
Dec. 31, 2025
Material income and expense [abstract]
Loss Before Tax	. Loss before tax Loss before tax is stated after charging:

	2025	2024	2023
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	195	185	208
Depreciation	79	337	367